As filed with the Securities and Exchange Commission on December 19, 2014
Registration Nos. 333-62270 and 811-10399
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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
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FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.  _____
Post-Effective Amendment No. 89             [X]
and/or

REGISTRATION STATEMENT
Under the Investment Company Act Of 1940

Amendment No. 91                                  [X]

HENDERSON GLOBAL FUNDS
(Exact Name of Registrant as Specified in Charter)

737 NORTH MICHIGAN AVENUE, SUITE 1700
CHICAGO, ILLINOIS 60611
(Address of Principal Executive Offices, including Zip Code)

Registrant's Telephone Number, Including Area Code:  (312) 397-1122

(Name and Address of Agent for Service)	Copy to:
CHRISTOPHER K. YARBROUGH 737 NORTH MICHIGAN AVENUE, SUITE 1700 CHICAGO, ILLINOIS 60611	CATHY G. O’KELLY VEDDER PRICE P.C. 222 NORTH LASALLE STREET CHICAGO, ILLINOIS 60601
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It is proposed that this filing will become effective:  (check appropriate box)
          _X _ immediately upon filing pursuant to paragraph (b); or
          ____ on _____ pursuant to paragraph (b); or
          ____ 60 days after filing pursuant to paragraph (a)(1); or
          ____ on _______ pursuant to paragraph (a)(1); or
          ____ 75 days after filing pursuant to paragraph (a)(2); or
    ____ on ________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
____           This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 89 to the Registration Statement meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 89 and Amendment No. 91 under the Investment Company Act of 1940, as amended to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the in City of Chicago, and State of Illinois, on the 19th day of December, 2014.

HENDERSON GLOBAL FUNDS

By:       /s/ James G. O’Brien
President

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signatures                                                                           Title                                             Date

By:       /s/ Roland C. Baker*                                                  Trustee                                         December 19, 2014
Roland C. Baker

By:       /s/ Faris F. Chesley*                                                  Trustee                                         December 19, 2014
Faris F. Chesley

By:       /s/ C. Gary Gerst*                                                      Trustee                                         December 19, 2014
C. Gary Gerst

By:       /s/ James W. Atkinson*                                              Trustee                                         December 19, 2014
James W. Atkinson

By:       /s/ Richard W. Durkes*                                               Trustee                                        December 19, 2014
Richard W. Durkes

By:       /s/ Baraba L. Lamb*                                                    Trustee                                        December 19, 2014
Baraba L. Lamb

By:       /s/ J. Marshall Peck*                                                   Trustee                                        December 19, 2014
J. Marshall Peck

By:       /s/ James G. O’Brien                                                   Trustee and President              December 19, 2014
James G. O’Brien                                                        (principal executive officer)

By:      /s/ Charles Thompson II                                                Trustee and Vice President      December 19, 2014
Charles Thompson II

By:       /s/ Troy Statczar                                                          Treasurer                                   December 19, 2014
Troy Statczar                                                              (principal financial officer/
                      principal accounting officer)

*By:      /s/ James G. O’Brien
James G. O’Brien

* Pursuant to powers of attorney

Exhibit Index

Exhibit No.
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase